Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instrument [Domain]
Schedule of Repurchase Agreements [Table Text Block]
	December 31, 2019		December 31, 2018
		Repurchase liability		Repurchase liability
	Repurchase	weighted average	Repurchase	weighted average
(Dollars in thousands)	liability	interest rate	liability	interest rate
U.S. Treasury securities
Within 30 days	$88,646	2.59%	$138,689	2.56%
After 30 to 90 days	78,061	2.36	79,374	2.47
After 90 days	24,538	2.52	19,558	2.72
Total U.S. Treasury securities	191,245	2.49	237,621	2.54
Obligations of U.S. government sponsored entities
After 30 to 90 days	-	-	6,055	2.45
Total obligations of U.S. government sponsored entities	-	-	6,055	2.45
Mortgage-backed securities
Within 30 days	1,235	0.30	6,859	1.15
After 90 days	-	-	20,465	2.75
Total mortgage-backed securities	1,235	0.30	27,324	2.35
Collateralized mortgage obligations
Within 30 days	898	0.24	10,529	0.25
Total collateralized mortgage obligations	898	0.24	10,529	0.25
Total	$193,378	2.46%	$281,529	2.43%

Schedule of Notes Payable [Table Text Block]
(In thousands)	December 31, 2019	December 31, 2018
Advances with the FHLB with maturities ranging from 2020 through 2029 paying interest at monthly fixed rates ranging from 1.14% to 4.19% (2018 - 0.95% to 4.19%)	$421,399	$524,052
Advances with the FHLB maturing on 2019 paying interest monthly at a floating rate of 0.34% over 1 month LIBOR	-	13,000
Advances with the FHLB maturing on 2019 paying interest quarterly at floating rates ranging from 0.12% to 0.24% over the 3 month LIBOR	-	19,724
Unsecured senior debt securities maturing on 2023 paying interest semiannually at a fixed rate of 6.125%, net of debt issuance costs of $4,693 (2018 - $5,961)	295,307	294,039
Junior subordinated deferrable interest debentures (related to trust preferred securities) with maturities ranging from 2033 to 2034 with fixed interest rates ranging from 6.125% to 6.7%, net of debt issuance costs of $396 (2018 - $423)	384,902	384,875
Capital lease obligations	-	20,412
Total notes payable	$1,101,608	$1,256,102

Maturity Distribution Of Debt Securities [Text Block]
	Assets sold under
(In thousands)	agreements to repurchase	Notes payable	Total
2020	$193,378	$139,920	$333,298
2021	-	50,040	50,040
2022	-	103,148	103,148
2023	-	318,568	318,568
2024	-	28,373	28,373
Later years	-	461,559	461,559
Total borrowings	$193,378	$1,101,608	$1,294,986

Federal Funds Purchased And Securities Sold Under Agreements To Repurchase [Member]
Schedule Of Maximum Aggregate Balance Average Aggregate Balance And Weighted Average Interest Rate [Text Block]
Assets sold under agreements to repurchase:
(Dollars in thousands)	2019	2018
Maximum aggregate balance outstanding at any month-end	$281,833	$401,606
Average monthly aggregate balance outstanding	$222,565	$330,585
Weighted average interest rate:
For the year	2.64%	2.01%
At December 31	2.50%	2.44%

Short-term Debt [Member]
Schedule Of Maximum Aggregate Balance Average Aggregate Balance And Weighted Average Interest Rate [Text Block]
Other short-term borrowings:
(Dollars in thousands)	2019	2018
Others	$-	$42
Balance outstanding at the end of the period	$-	$42
Maximum aggregate balance outstanding at any month-end	$160,000	$186,200
Average monthly aggregate balance outstanding	$8,703	$27,833
Weighted average interest rate:
For the year	2.50%	2.04%
At December 31	1.85%	2.53%